DERIVATIVE FINANCIAL INSTRUMENTS - Balance sheet location (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRMENTS
Interest rate swap contracts	¥ 10,408
Interest rate swap contracts
DERIVATIVE FINANCIAL INSTRMENTS
Derivative, Notional Amount	118,500	¥ 82,200
Interest rate swap contracts | Not designated as hedging instrument | Other non-current assets
DERIVATIVE FINANCIAL INSTRMENTS
Interest rate swap contracts		1,263
Interest rate swap contracts | Not designated as hedging instrument | Accrued expenses and other payables
DERIVATIVE FINANCIAL INSTRMENTS
Interest rate swap contracts	351	¥ 1,074
Interest rate swap contracts | Not designated as hedging instrument | Other long-term liabilities
DERIVATIVE FINANCIAL INSTRMENTS
Interest rate swap contracts	¥ 10,408